Employee benefits	9 Months Ended
Sep. 30, 2020
Employee Benefits [Abstract]
Employee benefits	Employee benefits
The Company operates defined benefit pension plans in Germany, Italy, Sweden and Austria as well as various contribution plans in other countries. The defined benefit pension plans are partially funded in Germany and Austria and unfunded in Sweden and Italy. In addition, an unfunded post-retirement medical plan is operated in Austria. In Germany and Italy, long term service awards are in operation and various other countries provide other employee benefits. There were no changes in the nature of any schemes in the nine months ended September 30, 2020.

The total net employee benefit obligations as at September 30, 2020 is as follows:

€m
Balance as of January 1, 2020	237.5
Service cost	4.8
Net interest expense	2.0
Actuarial losses on pension scheme valuations	22.1
Benefits paid	(4.7)
Foreign exchange differences on translation	(0.5)
Balance as of September 30, 2020	261.2
The principal assumptions applied for the valuation at September 30, 2020 were the same as those applied at December 31, 2019, except for the German plans which are the most significant in terms of plan assets and liabilities in the Company. The discount rate applied to the German defined benefits obligations decreased from 1.15% to 0.7%.